Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

As of March 31, 2022 and December 31, 2021, the Company’s debt consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Senior notes payable	$7,798	$5,035
Debt issue costs, net	(60)	(479)
Refinanced convertible note, related party	5,330	5,330
Revolving line of credit, related party	2,747	-
Obligations under secured borrowing arrangement	6,592	6,446
Total current debt	$22,407	$16,331

As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	As of December 31,
	2021	2020
Senior notes payable	$5,035	$—
Refinanced convertible note, related party	5,330	2,872
Revolving line of credit, related party	—	743
Obligations under secured borrowing arrangement	6,446	7,098
Notes Payable	210	167
Paycheck Protection Program Loan	—	965
Total Debt	$17,021	$11,845
Less: current portion	(17,021)	(10,881)
Long term debt	$-	$964